Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 3.0 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as reported in the financial statements	$ 1,538,341,729	$ 1,476,761,632
Delinquent notes receivable in financial statements recorded as deemed distributions in the Form 5500	(1,191,234)	(1,152,248)
Net assets available for benefits as reported in the Form 5500	$ 1,537,150,495	$ 1,475,609,384